Regulatory Assets And Liabilities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2017	Dec. 31, 2015
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	$ 7,704	$ 5,181	$ 28,169
Regulatory assets, current	33,912	32,784	8,002
Regulatory assets	450,710	436,956	448,200
Deferred Fuel Over/Under-Collection [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	3,311		24,019
Indianapolis Power And Light Company [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	7,704	5,181	28,169
Regulatory assets, current	33,912	32,784	8,002
Regulatory assets	450,710	$ 436,956	448,200
Indianapolis Power And Light Company [Member] | Deferred Fuel Over/Under-Collection [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory liabilities, current	$ 3,311		24,019
Minimum [Member]
Regulatory Assets And Liabilities [Line Items]
Amortization period of regulatory assets	1 year
Minimum [Member] | Indianapolis Power And Light Company [Member]
Regulatory Assets And Liabilities [Line Items]
Amortization period of regulatory assets	1 year
Maximum [Member]
Regulatory Assets And Liabilities [Line Items]
Amortization period of regulatory assets	35 years
Maximum [Member] | Indianapolis Power And Light Company [Member]
Regulatory Assets And Liabilities [Line Items]
Amortization period of regulatory assets	35 years
Deferred Project Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Regulatory assets			$ 128,610